ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of Pro Forma Adjustments Information

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited
Pro forma net revenues	629,862	673,941	551,101
Pro forma net income/(loss)	44,947	(94,767)	(60,143)

Ten Tutoring Centers controlled by Beijing Xinganxian
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities

		Amortization
		Period (in
	RMB	years)

Property and equipment	1,023
Intangible assets:
Trademark	2,322	3
Workforce	1,870	2
Goodwill	20,911
Defer tax assets, net of deferred tax liabilities	6,987
Total assets	33,113
Deferred revenue	(27,871)
Other payables	(14,342)
Total	(9,100)

NewSchool.
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	23,755
Restricted cash	13,867
Accounts receivable	2,370
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Software	1,879
Tradename	3,190	Indefinite
Accreditation	693	10
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	150,131
Accounts payable	(44)
Accrued and other liabilities	(4,275)
Income tax payable, current	(4,887)
Deferred tax liabilities	(9,419)
Operating lease liability	(83,723)
Total liabilities	(102,348)
Gain on bargain purchase	(40,273)
Total purchase price	7,510